Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Investments in equity instruments at fair value through other comprehensive income	$ 132,160	$ 187,244